STATEMENT OF CASH FLOWS	1 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (6,519)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class B common stock	5,000
Changes in operating assets and liabilities:
Accrued expenses	1,344
Franchise tax payable	175
Net cash used in operating activities	0
Cash Flows from Financing Activities:
Net change in Cash	0
Cash - beginning of the period	0
Cash - end of the period	0
Supplemental disclosure of noncash financing activities:
Deferred offering costs paid in exchange for issuance of Class B common stock to Sponsor	20,000
Deferred offering costs included in accounts payable	38,045
Deferred offering costs included in accrued expenses	$ 95,945